UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Leslie Manna

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end:  October 31

Date of reporting period:  May 1, 2012 – July 31, 2012

Item 1. Schedule of Investments

White Oak

White Oak Select Growth Fund - Schedules of Investments

As of July 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.6%)
CONSUMER DISCRETIONARY (5.9%)
Internet & Catalog Retail (5.9%)
Amazon.com, Inc.(a)	56,800	$13,251,440

ENERGY (3.5%)
Energy Equipment & Services (3.5%)
Transocean, Ltd.	168,000	7,867,440

FINANCIALS (27.1%)
Capital Markets (7.8%)
The Charles Schwab Corp.	640,000	8,083,200
US Bancorp	280,000	9,380,000

		17,463,200

Commercial Banks (8.4%)
CIT Group, Inc.(a)	280,400	10,240,208
M&T Bank Corp.	60,000	5,150,400
TCF Financial Corp.	325,000	3,357,250

		18,747,858

Diversified Financial Services (4.7%)
JPMorgan Chase & Co.	295,400	10,634,400

Insurance (6.2%)
ACE, Ltd.	189,500	13,928,250

HEALTH CARE (21.5%)
Biotechnology (6.0%)
Amgen, Inc.	163,500	13,505,100

Health Care Equipment & Supplies (3.5%)
Stryker Corp.	149,000	7,752,470

Health Care Providers & Services (8.4%)
Express Scripts Holding Co.(a)	130,000	7,532,200
UnitedHealth Group, Inc.	222,500	11,367,525

		18,899,725

Pharmaceuticals (3.6%)
Teva Pharmaceutical Industries, Ltd. ADR	197,000	8,055,330

INFORMATION TECHNOLOGY (38.4%)
Communications Equipment (8.5%)
Cisco Systems, Inc.	465,000	7,416,750
Qualcomm, Inc.	192,300	11,476,464

		18,893,214

Computers & Peripherals (5.4%)
International Business Machines Corp.	62,000	12,150,760

Internet Software & Services (5.6%)
Google, Inc. - Class A(a)	19,600	12,406,212

IT Services (3.8%)
Cognizant Technology Solutions Corp. - Class A(a)	150,000	8,515,500

Semiconductors & Semiconductor Equipment (10.4%)
Broadcom Corp. - Class A	282,000	9,554,160

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	271,300	$13,811,883

		23,366,043

Software (4.7%)
Salesforce.com, Inc.(a)	53,500	6,653,260
Symantec Corp.(a)	250,000	3,937,500

		10,590,760

MATERIALS (3.2%)
Metals & Mining (3.2%)
Goldcorp, Inc.	198,000	7,135,920

TOTAL COMMON STOCKS (Cost $154,463,169)		223,163,622

SHORT TERM INVESTMENTS (0.5%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,166,680	1,166,680

TOTAL SHORT TERM INVESTMENTS (Cost $1,166,680)		1,166,680

TOTAL INVESTMENTS - (100.1%) (Cost $155,629,849)		$224,330,302

Liabilities in Excess of Other Assets - (-0.1%)		(248,967)

NET ASSETS - (100.0%)		$224,081,335

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedule of investments.

Pin Oak

Pin Oak Equity Fund - Schedules of Investments

As of July 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.0%)
CONSUMER DISCRETIONARY (19.9%)
Auto Components (1.1%)
Visteon Corp.(a)	22,300	$723,189

Hotels, Restaurants & Leisure (2.6%)
Interval Leisure Group, Inc.	97,084	1,780,520

Household Durables (3.7%)
Garmin, Ltd.	65,100	2,513,511

Internet & Catalog Retail (2.7%)
Amazon.com, Inc.(a)	7,650	1,784,745

Media (9.8%)
DISH Network Corp. - Class A	86,300	2,654,588
The Interpublic Group of Cos., Inc.	148,000	1,460,760
News Corp. - Class A	109,000	2,509,180

		6,624,528

ENERGY (8.1%)
Energy Equipment & Services (8.1%)
Diamond Offshore Drilling, Inc.	32,700	2,139,234
Nabors Industries, Ltd.(a)	197,300	2,730,632
Pioneer Energy Services Corp.(a)	72,200	580,488

		5,450,354

FINANCIALS (32.6%)
Capital Markets (7.6%)
The Bank of New York Mellon Corp.	77,000	1,638,560
The Charles Schwab Corp.	204,000	2,576,520
Morgan Stanley	65,500	894,730

		5,109,810

Commercial Banks (16.9%)
CIT Group, Inc.(a)	77,000	2,812,040
First Bancorp	57,735	491,902
Great Southern Bancorp, Inc.	68,372	2,095,602
International Bancshares Corp.	99,500	1,823,835
SunTrust Banks, Inc.	48,200	1,139,930
Wells Fargo & Co.	89,000	3,009,090

		11,372,399

Consumer Finance (4.0%)
Capital One Financial Corp.	47,400	2,677,626

Insurance (4.1%)
Everest Re Group, Ltd.	8,400	854,280
The Travelers Cos., Inc.	31,000	1,942,150

		2,796,430

INDUSTRIALS (7.5%)
Aerospace & Defense (6.5%)
Lockheed Martin Corp.	22,700	2,026,429
Raytheon Co.	42,000	2,330,160

		4,356,589

Machinery (1.0%)
Parker Hannifin Corp.	8,700	698,784

INFORMATION TECHNOLOGY (30.9%)
Internet Software & Services (7.4%)
Google, Inc. - Class A(a)	3,500	2,215,395

Security Description	Shares	Value

Internet Software & Services (continued)
IAC/InterActive Corp.	52,856	$2,780,754

		4,996,149

IT Services (10.4%)
Amdocs, Ltd.(a)	92,672	2,756,992
Paychex, Inc.	47,049	1,538,032
The Western Union Co.	155,000	2,701,650

		6,996,674

Semiconductors & Semiconductor Equipment (1.6%)
KLA-Tencor Corp.	20,500	1,043,655

Software (11.5%)
BMC Software, Inc.(a)	59,000	2,336,400
Fair Isaac Corp.	60,942	2,638,179
Microsoft Corp.	95,300	2,808,491

		7,783,070

TOTAL COMMON STOCKS (Cost $53,662,869)		66,708,033

SHORT TERM INVESTMENTS (0.9%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	630,035	630,035

TOTAL SHORT TERM INVESTMENTS (Cost $630,035)		630,035

TOTAL INVESTMENTS - (99.9%) (Cost $54,292,904)		$67,338,068

Assets in Excess of Other Liabilities - (0.1%)		85,771

NET ASSETS - (100.0%)		$67,423,839

(a) Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedule of investments.

Rock Oak

Rock Oak Core Growth Fund - Schedules of Investments

As of July 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.1%)
CONSUMER DISCRETIONARY (11.7%)
Hotels, Restaurants & Leisure (9.3%)
Chipotle Mexican Grill, Inc.(a)	500	$146,165
Ctrip.com International, Ltd. ADR(a)	8,500	106,080
Las Vegas Sands Corp.	5,000	182,100
Wynn Resorts, Ltd.	1,800	168,750

		603,095

Media (2.4%)
DISH Network Corp. - Class A	5,000	153,800

CONSUMER STAPLES (6.5%)
Food & Staples Retailing (4.0%)
Whole Foods Market, Inc.	2,800	256,984

Personal Products (2.5%)
Herbalife, Ltd.	3,000	164,670

ENERGY (7.2%)
Energy Equipment & Services (7.2%)
National Oilwell Varco, Inc.	2,700	195,210
Transocean, Ltd.	3,600	168,588
Weatherford International, Ltd.(a)	8,600	103,630

		467,428

FINANCIALS (12.3%)
Commercial Banks (3.0%)
Wells Fargo & Co.	5,800	196,098

Consumer Finance (5.5%)
American Express Co.	2,300	132,733
Capital One Financial Corp.	4,000	225,960

		358,693

Real Estate Investment Trusts (3.8%)
Annaly Capital Management, Inc.	14,000	244,020

HEALTH CARE (11.2%)
Biotechnology (3.8%)
Gilead Sciences, Inc.(a)	4,500	244,485

Health Care Equipment & Supplies (1.5%)
Intuitive Surgical, Inc.(a)	200	96,300

Health Care Providers & Services (3.0%)
AmerisourceBergen Corp.	4,900	194,530

Life Sciences Tools & Services (2.9%)
Illumina, Inc.(a)	4,500	186,615

INDUSTRIALS (6.1%)
Aerospace & Defense (2.3%)
Exelis, Inc.	12,300	115,620
ITT Corp.	1,650	30,921

		146,541

Electrical Equipment (1.9%)
Rockwell Automation, Inc.	1,800	121,248

Security Description	Shares	Value

Machinery (1.9%)
Xylem, Inc.	5,300	$127,094

INFORMATION TECHNOLOGY (36.9%)
Communications Equipment (7.5%)
F5 Networks, Inc.(a)	1,800	168,084
Juniper Networks, Inc.(a)	5,175	90,718
Qualcomm, Inc.	3,800	226,784

		485,586

Computers & Peripherals (7.7%)
Apple, Inc.(a)	500	305,380
Western Digital Corp.(a)	4,800	190,896

		496,276

Internet Software & Services (2.0%)
Baidu, Inc. ADR(a)	1,100	132,572

IT Services (6.9%)
Cognizant Technology Solutions Corp. - Class A(a)	4,000	227,080
Mastercard, Inc. - Class A	500	218,285

		445,365

Semiconductors & Semiconductor Equipment (2.2%)
Broadcom Corp. - Class A	4,300	145,684

Software (10.6%)
Salesforce.com, Inc.(a)	1,250	155,450
Symantec Corp.(a)	16,200	255,150
VMware, Inc. - Class A(a)	3,000	272,280

		682,880

MATERIALS (7.2%)
Chemicals (7.2%)
CF Industries Holdings, Inc.	1,300	254,488
Sociedad Quimica y Minera de Chile SA ADR	3,475	208,257

		462,745

TOTAL COMMON STOCKS (Cost $5,386,965)		6,412,709

SHORT TERM INVESTMENTS (1.0%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	67,191	67,191

TOTAL SHORT TERM INVESTMENTS (Cost $67,191)		67,191

TOTAL INVESTMENTS - (100.1%) (Cost $5,454,156)		$6,479,900

Liabilities in Excess of Other Assets - (-0.1%)		(9,658)

NET ASSETS - (100.0%)		$6,470,242

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

The accompanying notes are an integral part of the quarterly schedule of investments.

River Oak

River Oak Discovery Fund - Schedules of Investments

As of July 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (94.6%)
CONSUMER DISCRETIONARY (10.2%)
Automobiles (2.7%)
Tesla Motors, Inc.(a)	10,700	$293,394

Diversified Consumer Services (4.6%)
Capella Education Co.(a)	9,400	249,288
DeVry, Inc.	12,700	249,301

		498,589

Media (2.9%)
Morningstar, Inc.	5,300	307,771

CONSUMER STAPLES (7.7%)
Beverages (3.6%)
The Boston Beer Co., Inc. - Class A(a)	3,600	387,792

Food Products (4.1%)
B&G Foods, Inc.	15,725	440,300

ENERGY (11.6%)
Energy Equipment & Services (11.6%)
Atwood Oceanics, Inc.(a)	6,600	293,898
Dril-Quip, Inc.(a)	4,200	307,902
Oceaneering International, Inc.	8,100	418,689
Tesco Corp.(a)	20,100	232,959

		1,253,448

FINANCIALS (16.9%)
Capital Markets (4.6%)
Janus Capital Group, Inc.	29,400	212,562
Stifel Financial Corp.(a)	9,600	288,960

		501,522

Commercial Banks (4.1%)
PrivateBancorp, Inc.	28,700	439,684

Insurance (3.1%)
Assurant, Inc.	9,300	336,753

Thrifts & Mortgage Finance (5.1%)
United Financial Bancorp, Inc.	13,100	186,675
ViewPoint Financial Group, Inc.	20,600	362,663

		549,338

HEALTH CARE (7.6%)
Biotechnology (0.6%)
Cubist Pharmaceuticals, Inc.(a)	1,450	62,437

Health Care Providers & Services (4.3%)
HMS Holdings Corp.(a)	13,500	464,535

Life Sciences Tools & Services (2.7%)
Illumina, Inc.(a)	7,000	290,290

INDUSTRIALS (3.4%)
Commercial Services & Supplies (0.3%)
EnergySolutions, Inc.(a)	20,100	33,366

Security Description	Shares	Value

Industrial Conglomerates (3.1%)
Raven Industries, Inc.	10,200	$333,846

INFORMATION TECHNOLOGY (31.8%)
Computers & Peripherals (2.7%)
STEC, Inc.(a)	35,700	288,099

Electronic Equipment & Instruments (5.3%)
Dolby Laboratories, Inc. - Class A(a)	12,100	426,525
Hollysys Automation Technologies, Ltd.(a)	19,000	148,010

		574,535

Internet Software & Services (3.8%)
MercadoLibre, Inc.	6,200	414,222

Semiconductors & Semiconductor Equipment (12.6%)
Cavium, Inc.(a)	7,400	199,948
GT Advanced Technologies, Inc.(a)	1,000	5,120
MKS Instruments, Inc.	11,000	290,400
TriQuint Semiconductor, Inc.(a)	67,800	382,392
Veeco Instruments, Inc.(a)	13,500	482,085

		1,359,945

Software (7.4%)
AsiaInfo-Linkage, Inc.(a)	6,600	67,584
FactSet Research Systems, Inc.	1,500	139,440
Fortinet, Inc.(a)	10,700	256,907
SolarWinds, Inc.(a)	6,400	341,696

		805,627

MATERIALS (5.4%)
Containers & Packaging (2.9%)
Greif, Inc. - Class A	7,200	311,472

Metals & Mining (2.5%)
Lynas Corp., Ltd. ADR(a)	175,000	144,375
Molycorp, Inc.(a)	7,600	132,392

		276,767

TOTAL COMMON STOCKS (Cost $8,944,612)		10,223,732

MASTER LIMITED PARTNERSHIPS (2.5%)
Terra Nitrogen Co., LP	1,200	270,144

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $143,761)		270,144

SHORT TERM INVESTMENTS (2.9%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	316,374	316,374

TOTAL SHORT TERM INVESTMENTS (Cost $316,374)		316,374

TOTAL INVESTMENTS - (100.0%) (Cost $9,404,747)		$10,810,250

Liabilities in Excess of Other Assets - (0.0%)(b)		(4,422)

NET ASSETS - (100.0%)		$10,805,828

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

LP - Limited Partnership.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedule of investments.

Red Oak

Red Oak Technology Select Fund - Schedules of Investments

As of July 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.5%)
CONSUMER DISCRETIONARY (2.5%)
Internet & Catalog Retail (2.5%)
Amazon.com, Inc.(a)	7,250	$1,691,425

INDUSTRIALS (6.5%)
Aerospace & Defense (6.5%)
Huntington Ingalls Industries, Inc.(a)	37,566	1,464,698
Northrop Grumman Corp.	45,000	2,979,000

		4,443,698

INFORMATION TECHNOLOGY (90.0%)
Communications Equipment (3.4%)
Cisco Systems, Inc.	131,000	2,089,450
Research In Motion, Ltd.(a)	35,100	250,965

		2,340,415

Computers & Peripherals (18.1%)
Apple, Inc.(a)	3,960	2,418,610
Dell, Inc.(a)	115,300	1,369,764
EMC Corp.(a)	12,100	317,141
Hewlett-Packard Co.	97,500	1,778,400
International Business Machines Corp.	14,300	2,802,514
Lexmark International, Inc. - Class A	77,000	1,346,730
Western Digital Corp.(a)	55,900	2,223,143

		12,256,302

Electronic Equipment & Instruments (7.2%)
Arrow Electronics, Inc.(a)	54,100	1,825,875
Corning, Inc.	179,000	2,042,390
Ingram Micro, Inc.(a)	66,600	998,334

		4,866,599

Internet Software & Services (9.6%)
Google, Inc. - Class A(a)	3,850	2,436,935
IAC/InterActive Corp.	67,000	3,524,870
Yahoo!, Inc.(a)	33,100	524,304

		6,486,109

IT Services (15.4%)
Accenture PLC - Class A	57,600	3,473,280
Alliance Data Systems Corp.(a)	23,000	2,990,000
Computer Sciences Corp.	44,000	1,083,280
Total System Services, Inc.	124,000	2,932,600

		10,479,160

Semiconductors & Semiconductor Equipment (21.0%)
Applied Materials, Inc.	211,000	2,297,790
Avago Technologies, Ltd.	20,900	773,300
Integrated Device Technology, Inc.(a)	186,700	940,968
Intel Corp.	36,500	938,050
KLA-Tencor Corp.	69,400	3,533,154
Lam Research Corp.(a)	43,200	1,486,512
Marvell Technology Group, Ltd.	124,400	1,400,744
Spansion, Inc. - Class A(a)	83,662	857,535
Xilinx, Inc.	62,200	2,015,280

		14,243,333

Software (15.3%)
CA, Inc.	119,000	2,864,330
Check Point Software Technologies, Ltd.(a)	57,000	2,768,490
Symantec Corp.(a)	174,000	2,740,500

Security Description	Shares	Value

Software (continued)
Synopsys, Inc.(a)	67,600	$2,047,604

		10,420,924

TELECOMMUNICATION SERVICES (0.5%)
Wireless Telecommunication Services (0.5%)
Sprint Nextel Corp.(a)	78,000	340,080

TOTAL COMMON STOCKS (Cost $57,455,973)		67,568,045

SHORT TERM INVESTMENTS (0.4%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	265,255	265,255

TOTAL SHORT TERM INVESTMENTS (Cost $265,255)		265,255

TOTAL INVESTMENTS - (99.9%) (Cost $57,721,228)		$67,833,300

Assets in Excess of Other Liabilities - (0.1%)		37,164

NET ASSETS - (100.0%)		$67,870,464

(a) Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedule of investments.

Black Oak

Black Oak Emerging Technology Fund - Schedules of Investments

As of July 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (94.5%)
CONSUMER DISCRETIONARY (3.0%)
Automobiles (3.0%)
Tesla Motors, Inc.(a)	28,600	$784,212

HEALTH CARE (6.1%)
Health Care Technology (1.1%)
Cerner Corp.(a)	3,800	280,896

Life Sciences Tools & Services (5.0%)
Illumina, Inc.(a)	31,900	1,322,893

INFORMATION TECHNOLOGY (82.4%)
Communications Equipment (7.2%)
Qualcomm, Inc.	31,750	1,894,840

Computers & Peripherals (12.4%)
Apple, Inc.(a)	2,300	1,404,748
NetApp, Inc.(a)	27,000	882,090
Western Digital Corp.(a)	24,800	986,296

		3,273,134

Electronic Equipment & Instruments (6.9%)
Dolby Laboratories, Inc. - Class A(a)	34,400	1,212,600
Itron, Inc.(a)	15,100	588,447

		1,801,047

Internet Software & Services (7.6%)
MercadoLibre, Inc.	16,000	1,068,960
NetEase.com, Inc. ADR(a)	11,200	591,472
Sohu.com, Inc.(a)	9,700	339,985

		2,000,417

IT Services (4.8%)
Cognizant Technology Solutions Corp. - Class A(a)	22,150	1,257,456

Semiconductors & Semiconductor Equipment (15.7%)
Cavium, Inc.(a)	28,700	775,474
GT Advanced Technologies, Inc.(a)	40,000	204,800
Lam Research Corp.(a)	20,300	698,523
Marvell Technology Group, Ltd.	57,100	642,946
Micrel, Inc.	28,200	263,388
NVIDIA Corp.(a)	40,250	544,985
TriQuint Semiconductor, Inc.(a)	174,600	984,744

		4,114,860

Software (27.8%)
ANSYS, Inc.(a)	16,600	995,336
AsiaInfo-Linkage, Inc.(a)	16,100	164,864
Citrix Systems, Inc.(a)	8,300	603,244
Fortinet, Inc.(a)	39,300	943,593
Red Hat, Inc.(a)	25,800	1,384,428
Salesforce.com, Inc.(a)	9,200	1,144,112
SolarWinds, Inc.(a)	13,100	699,409
VMware, Inc. - Class A(a)	15,200	1,379,552

		7,314,538

MATERIALS (3.0%)
Metals & Mining (3.0%)
Lynas Corp., Ltd. ADR(a)	350,000	288,750

Security Description	Shares	Value

Metals & Mining (continued)
Molycorp, Inc.(a)	28,600	$498,212

		786,962

TOTAL COMMON STOCKS (Cost $24,814,954)		24,831,255

SHORT TERM INVESTMENTS (5.7%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,501,542	1,501,542

TOTAL SHORT TERM INVESTMENTS (Cost $1,501,542)		1,501,542

TOTAL INVESTMENTS - (100.2%) (Cost $26,316,496)		$26,332,797

Liabilities in Excess of Other Assets - (-0.2%)		(43,683)

NET ASSETS - (100.0%)		$26,289,114

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedule of investments.

Live Oak

Live Oak Health Sciences Fund - Schedules of Investments

As of July 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.2%)
HEALTH CARE (99.2%)
Biotechnology (4.3%)
Amgen, Inc.	16,800	$1,387,680
Targacept, Inc.(a)	7,525	32,508

		1,420,188

Health Care Equipment & Supplies (25.0%)
Baxter International, Inc.	14,000	819,140
Becton Dickinson and Co.	16,000	1,211,360
Boston Scientific Corp.(a)	147,500	762,575
CareFusion Corp.(a)	14,900	363,709
Covidien PLC	17,400	972,312
CR Bard, Inc.	13,100	1,274,106
Greatbatch, Inc.(a)	43,400	990,822
Medtronic, Inc.	17,900	705,618
Zimmer Holdings, Inc.	21,300	1,255,209

		8,354,851

Health Care Providers & Services (28.7%)
AmerisourceBergen Corp.	44,800	1,778,560
Cardinal Health, Inc.	38,000	1,637,420
Centene Corp.(a)	4,400	167,376
McKesson Corp.	19,850	1,800,990
Molina Healthcare, Inc.(a)	22,275	543,733
Patterson Cos., Inc.	29,200	995,720
PharMerica Corp.(a)	73,392	755,204
UnitedHealth Group, Inc.	20,700	1,057,563
WellPoint, Inc.	15,700	836,653

		9,573,219

Life Sciences Tools & Services (9.3%)
Affymetrix, Inc.(a)	69,000	289,110
Agilent Technologies, Inc.	28,900	1,106,581
Techne Corp.	8,900	614,812
Waters Corp.(a)	14,000	1,084,720

		3,095,223

Pharmaceuticals (31.9%)
AstraZeneca PLC ADR	28,100	1,315,361
Eli Lilly & Co.	18,000	792,540
GlaxoSmithKline PLC ADR	26,300	1,209,800
Johnson & Johnson	17,300	1,197,506
Merck & Co., Inc.	27,000	1,192,590
Novartis AG ADR	17,700	1,037,574
Par Pharmaceutical Cos., Inc.(a)	12,500	624,500
Pfizer, Inc.	58,800	1,413,552
Sanofi ADR	28,492	1,157,915
Teva Pharmaceutical Industries, Ltd. ADR	16,700	682,863

		10,624,201

TOTAL COMMON STOCKS (Cost $27,159,627)		33,067,682

RIGHTS (0.0%)(b)
HEALTH CARE (0.0%)(b)
Pharmaceuticals (0.0%)(b)
Sanofi CVR, Rights, Expiration 12/31/20(a)	6,500	9,360

TOTAL RIGHTS (Cost $15,633)		9,360

SHORT TERM INVESTMENTS (0.7%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	242,398	$242,398

TOTAL SHORT TERM INVESTMENTS (Cost $242,398)		242,398

TOTAL INVESTMENTS - (99.9%) (Cost $27,417,658)		$33,319,440

Assets in Excess of Other Liabilities - (0.1%)		26,624

NET ASSETS - (100.0%)		$33,346,064

(a)	Non-income producing security.
(b)	Less than 0.05%.

Common Abbreviations:

ADR	- American Depositary Receipt.
AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
CVR	- Contingent Value Rights.
Ltd.	- Limited.
PLC	- Public Limited Company.

The accompanying notes are an integral part of the quarterly schedule of investments.

As of July 31, 2012 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as “Funds” and individually referred to as a “Fund”). The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At July 31, 2012, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

As of July 31, 2012	White Oak Select Growth	Pin Oak Equity	Rock Oak Core Growth	River Oak Discovery
Gross appreciation (excess of value over tax cost)	79,166,465	15,675,307	1,527,357	2,375,857
Gross depreciation (excess of tax cost over value)	(10,466,012)	(2,630,143)	(501,613)	(970,354)
Net unrealized appreciation/(depreciation)	68,700,453	13,045,164	1,025,744	1,405,503
Cost of investment for income tax purposes	155,629,849	54,292,904	5,454,156	9,404,747

As of July 31, 2012	Red Oak Technology Select	Black Oak Emerging Technology	Live Oak Health Sciences
Gross appreciation (excess of value over tax cost)	17,626,851	3,932,301	7,228,076
Gross depreciation (excess of tax cost over value)	(7,514,779)	(3,918,843)	(1,328,874)
Net unrealized appreciation/(depreciation)	10,112,072	13,458	5,899,202
Cost of investment for income tax purposes	57,721,228	26,319,339	27,420,238

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, and;

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Assets
Common Stocks	$223,163,622	$–	$–	$223,163,622
Short Term Investments	1,166,680	–	–	1,166,680
Total	$224,330,302	$–	$–	$224,330,302

PIN OAK EQUITY FUND
Assets
Common Stocks	$66,708,033	$–	$–	$66,708,033
Short Term Investments	630,035	–	–	630,035
Total	$67,338,068	$–	$–	$67,338,068

ROCK OAK CORE GROWTH FUND
Assets
Common Stocks	$6,412,709	$–	$–	$6,412,709
Short Term Investments	67,191	–	–	67,191
Total	$6,479,900	$–	$–	$6,479,900

RIVER OAK DISCOVERY FUND
Assets
Common Stocks	$10,223,732	$–	$–	$10,223,732
Master Limited Partnerships	270,144	–	–	270,144
Short Term Investments	316,374	–	–	316,374
Total	$10,810,250	$–	$–	$10,810,250

RED OAK TECHNOLOGY SELECT FUND
Assets
Common Stocks	$67,568,045	$–	$–	$67,568,045
Short Term Investments	265,255	–	–	265,255
Total	$67,833,300	$–	$–	$67,833,300

BLACK OAK EMERGING TECHNOLOGY FUND
Assets
Common Stocks	$24,831,255	$–	$–	$24,831,255
Short Term Investments	1,501,542	–	–	1,501,542
Total	$26,332,797	$–	$–	$26,332,797

LIVE OAK HEALTH SCIENCES FUND
Assets
Common Stocks	$33,067,682	$–	$–	$33,067,682
Rights	9,360	–	–	9,360
Short Term Investments	242,398	–	–	242,398
Total	$33,319,440	$–	$–	$33,319,440

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no significant transfers between Level 1 and Level 2 during the period. There were no Level 3 securities held during the period ended July 31, 2012.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Leslie Manna
Leslie Manna
President

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Leslie Manna
Leslie Manna
President and Principal Executive Officer

Date:	September 28, 2012

By	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer and Principal Financial Officer

Date:	September 28, 2012